401(k) Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
401(k) Plan

Note 12 - 401(k) Plan

On December 31, 2016, the Company terminated its previously established deferred contribution retirement plan which covered all employees. The Company contributed and expensed approximately $44,000 to this plan in 2016.

On January 1, 2017, the Company established a Savings Incentive Match Plan for Employees Individual Retirement Account (SIMPLE IRA), which covers all employees. The SIMPLE IRA Plan provides for voluntary employee contributions up to statutory IRA limitations. The Company matches 100% of employee contributions to the SIMPLE IRA Plan, up to 3% of each employee’s salary. The Company contributed and expensed approximately $39,000 to this plan in 2017.